COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE P - COMMITMENTS AND CONTINGENCIES

Management Compensation

Certain executive management entered into employment  agreements with the Company. The contracts are for a period of three years, and the contracts  provide that such management may earn discretionary bonuses,  computed  upon  a sliding percentage  scale of their base salaries, based on the overall financial performance of the Company  and each individual’s contributions, subject to approval  by the board of directors. Additionally, under certain termination conditions,  such contracts  provide for severance payments under the Company’s Severance Plan, including payment of base salary, bonus, and fringe benefits. The contracts  include certain noncompete clauses commencing upon the employee’s separation from the Company.

Litigation

The Company  could be involved in litigation incidental to the operation of the business. The Company intends to vigorously defend all matters in which the Company is named defendants, and, for insurable losses, maintain  significant levels of insurance to protect against adverse judgments, claims or assessments that may affect the Company. Although  the adequacy of existing insurance coverage of the outcome of any legal proceedings cannot be predicted with certainty, based on the current information available, the Company does not believe the ultimate liability associated with known claims or litigation, if any, in which the Company is involved will materially affect the Company’s consolidated financial condition  or results of operations.

Lease Commitments

The Company  leases office space, warehouses, hangars,  computers,  and equipment  in connection  with its operations under various operating  leases, many of which contain escalation clauses.

Future  minimum lease payments under non-cancelable  operating  leases (with initial lease terms in excess of one year) as of December 31, 2020 are:

Operating
Leases
Year ending December 31:
2021	$4,945,000
2022	3,591,000
2023	2,755,000
2024	2,308,000
2025	1,811,000
Thereafter	4,447,000
Total minimum lease payments	$19,857,000

Expense charged to operations under the operating  lease agreements was as follows:.

	Year ended December 31,
	2020	2019	2018
Rent expense	$6,294,000	$5,597,000	$4,299,000

Operating  lease expense is recognized on a straight-line  basis over the term of the lease, including any option periods, as appropriate. The same lease term is used for lease classification, the amortization period of related leasehold improvements, and the estimation  of future lease commitments.